UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2018 to December 31, 2018
Date of Report (Date of earliest event reported): February 13, 2019
Commission File Number of securitizer: 025-03098
Central Index Key Number of securitizer: 0001692437
CARVANA AUTO RECEIVABLES LLC
(Exact name of securitizer as specified in its charter)
Paul Breaux, General Counsel
(480) 719-8809
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of depositor:
Central Index Key Number of issuing entity:
Central Index Key Number of underwriter:__________________________________________

(Name and telephone number, including area code, of the person to contact in connection with this filing)

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CARVANA AUTO RECEIVABLES LLC
Date:	February 13, 2019	By:	/s/ Ernest C. Garcia III
		Name:	Ernest C. Garcia III
		Title:	President